NON-CONTROLLING INTERESTS - Disclosure of Detailed Information About Cash Flow Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from:
Operating activities	$ 526,010	$ 151,970
Investing activities	(28,176)	(114,160)
Financing activities	88,613	42,410
Dividends and distributions paid to non-controlling interests	(41,188)	$ 0
Los Gatos Joint Venture [Member]
Cash flows from:
Operating activities	280,061
Investing activities	(73,437)
Financing activities	(137,350)
Dividends and distributions paid to non-controlling interests	$ (41,188)